INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS
INVESTMENTS

11)  INVESTMENTS

a)  Information on investees

The Company holds equity interests in wholly-owned subsidiaries (subsidiaries) and jointly-owned subsidiaries. Below, we present the main information of the Company's investees.

TData: The Company's wholly-owned subsidiary, headquartered in Brazil, has the purpose of providing and operating value-added services (VAS); integrated business solutions in telecommunications and related activities; technical assistance and maintenance of telecommunications equipment and networks and project design.

TData is the parent company of TGLog (acquired on October 28, 2015 for R$15,811) and Terra Networks (acquired on July 3, 2017 for R$250,000).

GVTPart: A wholly-owned subsidiary of the Company up to March 31, 2016.  GVTPart. was controlling shareholder of GVT and headquartered in Brazil, the business purpose of GVTPart is to hold interest in other domestic or foreign companies as a partner, shareholder or member. GVT provides landline telephone, data, multimedia communication and pay-tv services in the entire Brazilian territory. GVTPart. was merged into the Company on April 1, 2016 (Note 1 c.2).

POP: The Company's direct subsidiary on April 1, 2016 (Note 1c2), is engaged in the performance of activities related to information technology, internet and any other networks; hosting services and the commercial operation of websites and portals; handling, provision and storage of information and data; sale of software, hardware, telecommunication equipment and electronics; development, licensing and maintenance of information systems and routines; development of electronic commerce; creation and administration of own and/or third-party databases; sale of publicity and advertising and, banner vehicles; and holding interest in other companies as member or shareholder, and may also form consortia and/or other forms of association. Until March 31, 2016, POP was controlled by GVT (Note 1 c.2).

POP is the wholly-owned subsidiary of Innoweb Ltda ("Innoweb"), whose business purpose is to operate as an internet provider; performing information activities; all forms of telecommunications activities, including the transmission of voice, data and information; sale of telecommunications and electronic equipment and/or accessories; and holding interest in other companies as member or shareholder, and may also form consortia and/or other forms of association.

Aliança: Jointly-controlled subsidiary, headquartered in Amsterdam, Netherlands, with 50% interest held by the Company, this entity is engaged in the acquisition and management of subsidiaries, and holding interest in companies of the telecommunications industry.

AIX: Jointly-controlled subsidiary headquartered in Brazil, with 50% interest held by the Company, this entity is engaged in holding interest in Consórcio Refibra, and in performing activities related to the direct and indirect operation of activities associated with the construction, completion and operation of underground networks for optical fiber ducts.

ACT: Jointly-controlled subsidiary headquartered in Brazil, with 50% interest held by the Company, this entity is engaged in holding interest in Consórcio Refibra, and in performing activities related to the rendering of technical support services for the preparation of projects and completion of networks, by means of studies required to make them economically feasible, and monitor the progress of Consortium-related activities.

Below is a summary of significant financial data on the wholly-owned subsidiaries:

	At 12/31/17			At 12/31/16
	Cia ACT	Cia AIX	Aliança	Cia ACT	Cia AIX	Aliança

Equity interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%

Summary of balance sheets:
Current assets	17	22,431	167,540	15	20,337	145,121
Noncurrent assets	—	13,410	—	—	12,879	—
Total assets	17	35,841	167,540	15	33,216	145,121

Current liabilities	1	4,084	58	1	4,029	101
Non-current liabilities	—	4,811	—	—	5,415	—
Equity	16	26,946	167,482	14	23,772	145,020
Total liabilities and equity	17	35,841	167,540	15	33,216	145,121

Investment Book value	8	13,473	83,741	7	11,886	72,510

	2017			2016
Summary of Income Statements:	Cia ACT	Cia AIX	Aliança	Cia ACT	Cia AIX	Aliança
Net operating income	82	45,622	—	79	42,840	—
Operating costs and expenses	(80)	(43,448)	(43)	(72)	(41,760)	(155)
Financial income (expenses), net	—	1,686	27	—	1,980	41
Income and social contribution taxes	—	(686)	—	(1)	(464)	—
Net income (loss) for the year	2	3,174	(16)	6	2,596	(114)

Equity pickup, according to interest held	1	1,587	(8)	3	1,298	(57)

b)  Changes in investments

				Other
	Aliança	AIX	ACT	investments (1)	Total investments
Balances at 12/31/15	89,799	10,099	4	1,259	101,161
Equity pick-up	(57)	1,298	3	—	1,244
Dividends and interest on equity	—	489	—	—	489
Other comprehensive income	(17,232)	—	—	83	(17,149)
Balances at 12/31/16	72,510	11,886	7	1,342	85,745
Equity pick-up	(8)	1,587	1	—	1,580
Other comprehensive income	11,239	—	—	338	11,577
Balances at 12/31/17	83,741	13,473	8	1,680	98,902
(1)	Other investments (tax incentives and interest held in companies) are measured at fair value.